LEASES - Leases of lessee (Details) ₫ in Millions	Dec. 31, 2025 VND (₫)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 VND (₫)
Finance lease
Property, plant and equipment, net	₫ 3,383,861	$ 134,702,480	₫ 87,878
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Right-of-Use Assets	Right-of-Use Assets	Right-of-Use Assets
Total finance lease liabilities	₫ 3,576,503	$ 142,371,044	₫ 89,280
Current portion of finance lease liabilities	₫ 195,748	$ 7,792,206	₫ 11,650
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Lease Liabilities, Current	Lease Liabilities, Current	Lease Liabilities, Current
Non-current finance lease liabilities	₫ 3,380,755	$ 134,578,838	₫ 77,630
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Lease Liabilities, Non-Current	Lease Liabilities, Non-Current	Lease Liabilities, Non-Current
Operating lease
Right-of-use assets - Operating lease	₫ 2,952,827	$ 117,544,166	₫ 5,042,347
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Right-of-Use Assets	Right-of-Use Assets	Right-of-Use Assets
Total operating lease liabilities	₫ 3,294,890	$ 131,160,782	₫ 5,485,846
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Current	Other Liabilities, Current	Other Liabilities, Current
Current portion of operating lease liabilities	₫ 1,088,938	$ 43,347,717	₫ 1,486,822
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Lease Liabilities, Current	Lease Liabilities, Current
Non-current operating lease liabilities	₫ 2,205,952	$ 87,813,065	₫ 3,999,024
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Lease Liabilities, Non-Current	Lease Liabilities, Non-Current	Lease Liabilities, Non-Current
Related party
Finance lease
Total finance lease liabilities	₫ 3,576,503	$ 142,371,044	₫ 89,280
Operating lease
Total operating lease liabilities	665,738	26,501,254	524,032
Related party | VHIZ Ha Tinh JSC
Finance lease
Total finance lease liabilities	3,576,503	142,371,044
Related party | VHIZ Hai Phong JSC
Finance lease
Total finance lease liabilities			89,280
Operating lease
Total operating lease liabilities	500,007	19,903,945	399,513
Related party | Others
Operating lease
Total operating lease liabilities	165,731	6,597,309	124,519
Nonrelated party
Operating lease
Total operating lease liabilities	₫ 2,629,152	$ 104,659,528	₫ 4,961,814